UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04049

Deutsche Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices)             (Zip code)

John Millette
Secretary
One Beacon Street
Boston, MA 02108-3106

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-295-1000

Date of fiscal year end: 09/30

Deutsche Global Inflation Fund

Date of fiscal year end: 10/31

Deutsche Core Fixed Income Fund

Date of reporting period: 7/1/17-11/3/17

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04049
Reporting Period: 07/01/2017 - 11/03/2017
Deutsche Income Trust

======================= C Deutsche Global Inflation Fund =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

==================== I     Deutsche Core Fixed Income Fund =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):

Deutsche Income Trust

By (Signature and Title) /s/Brian E. Binder

Brian E. Binder, Chief Executive Officer and President

Date 11/14/17